Mezzanine and Members' Equity - Common Units (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Vote shares	Dec. 31, 2020 USD ($) shares	Mar. 31, 2022 shares	Mar. 31, 2021 shares	Dec. 31, 2019 shares
Mezzanine and Members' Equity
Vote per common unit | Vote	1
Number of common units repurchased	15,000	55,000
Original price for repurchase of units | $	$ 4	$ 22
Premium for repurchase of units | $	$ 13	$ 27
Number of common units reserved under the Company's equity incentive plan	96,800		96,800,000
Number of options available to issue for the purchase of common units	1,525,000		475,000
Common units subject to possible redemption	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000